Note 30 - Cash flow disclosures - Cash Flow Disclosures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in working capital
Inventories		$ 151,728	$ 184,996	$ 186,903
Receivables and prepayments, contract assets and current tax assets		(31,509)	(60,456)	64,000
Trade receivables		25,079	550,334	153,920
Other liabilities		(20,753)	(100,133)	28,275
Customer advances		(41,454)	(71,100)	(101,646)
Trade payables		(35,319)	(216,724)	(149,024)
Increase (decrease) in working capital	[1]	47,772	286,917	182,428
Income tax accruals less payments
Tax accrued		500,616	479,680	674,956
Taxes paid		(531,837)	(702,190)	(818,347)
Adjustments for income tax expense		(31,221)	(222,510)	(143,391)
Interest accruals less payments, net
Interest accrued, net		(205,305)	(181,107)	(106,612)
Interest received		226,160	240,809	147,473
Interest paid		(24,759)	(60,769)	(94,341)
Interest income (expense)		$ (3,904)	$ (1,067)	$ (53,480)

[1]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar for an amount of $(39.4) million for 2025, $30.3 million for 2024 and $(16.7) million for 2023.